Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) - $ / shares	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Changes In Stockholders' Equity
Net income attributable to AT&T, per diluted share	$ 0.65	$ 0.50	$ 0.59	$ 0.63	$ (0.77)	$ 0.60	$ 0.69	$ 0.70	$ 2.37	$ 1.24	$ 3.42
Dividends to stockholders, per share	$ 0.48				$ 0.47				$ 1.89	$ 1.85	$ 1.81